Note 7 - Investment Securities Available for Sale (Details) - Amortized Cost and Fair Value of Investment Securities Available for Sale - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available for Sale:
Amortized cost	$ 3,023	$ 1,760
Gross unrealized gains	0	0
Gross unrealied losses	(18)	(54)
Fair value	3,005	1,706
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Governmental National Mortgage Association [Member]
Available for Sale:
Amortized cost	2,003
Gross unrealized gains	0
Gross unrealied losses	(13)
Fair value	1,990
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation [Member]
Available for Sale:
Amortized cost	1,020
Gross unrealized gains	0
Gross unrealied losses	(5)
Fair value	$ 1,015
Short-Term Bond Fund [Member]
Available for Sale:
Amortized cost		1,214
Gross unrealized gains		0
Gross unrealied losses		(34)
Fair value		1,180
Limited-Term Bond Fund [Member]
Available for Sale:
Amortized cost		546
Gross unrealized gains		0
Gross unrealied losses		(20)
Fair value		$ 526